Warrants (Details 4) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Sep. 30, 2021	Oct. 31, 2020
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Term for warrants expiration		30 days
Warrant liability	$ 15,343		$ 11,518
Issuances upon exercise of common stock warrants	478,828		522,009	522,009
Gain on warrant liability extinguishment	$ 50,000
Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant issued as percentage of shares of capital stock outstanding		2.70%
Proceeds from sale of equity investment		$ 50,000
Warrant liability	$ 4,600	$ 4,700
Warrants outstanding	478,828		0
Warrants and Rights Subject to Mandatory Redemption [Member] | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant issued as percentage of shares of capital stock outstanding		2.70%
Term for warrants expiration		30 days
Proceeds from sale of equity investment	$ 50,000	$ 50,000
Warrant liability	$ 4,600				$ 6,000
Gain on warrant liability extinguishment			$ 200
Warrants outstanding	478,828
Warrants and Rights Subject to Mandatory Redemption [Member] | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth" | Minimum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liability		$ 4,700